Liquidity-Going Concern (Annual and Quarter) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Retained Earnings (Accumulated Deficit)	$ (6,858,173)	$ (2,247,588)	$ (412,688)